Financial Risk Management - Additional Information (Detail) ₩ in Millions, ¥ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 KRW (₩)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cross currency interest rate swap contracts	$ 580	¥ 380		$ 500	¥ 726
Forward exchange contracts	0			750
Currency Risk and Interest Rate Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cross currency interest rate swap contracts	1,020			$ 980
Interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	250		₩ 358,725			₩ 2,280,000
Currency interest rate swap contract [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 1,020		₩ 1,463,598